UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07897

MUNDER SERIES TRUST II

(Exact name of registrant as specified in charter)
480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG 480 PIERCE STREET BIRMINGHAM, MICHIGAN 48009	JANE KANTER DECHERT LLP 1775 I STREET, N.W. WASHINGTON, D.C. 20006
Registrant’s telephone number, including area code: (248) 647-9200
Date of fiscal year end: June 30
Date of reporting period: March 31, 2009

Item  1. Schedule of Investments.

Munder Healthcare Fund

Portfolio of Investments, March 31, 2009 (Unaudited) (a),(b)

Shares		Value(c),(f)

COMMON STOCKS — 97.6%
Health Care — 97.6%
Biotechnology — 18.6%
52,760	Amgen Inc †	$2,612,675
24,730	Biogen Idec Inc †	1,296,347
32,735	Celgene Corp †	1,453,434
22,485	Genzyme Corp †	1,335,384
65,675	Gilead Sciences Inc †	3,042,066

		9,739,906

Health Care Distributors — 1.2%
8,415	Cardinal Health Inc	264,904
10,930	McKesson Corp	382,987

		647,891

Health Care Equipment — 17.9%
39,945	Baxter International Inc	2,045,983
17,050	Becton Dickinson and Co	1,146,442
32,950	Boston Scientific Corp †	261,953
23,540	Covidien Ltd	782,470
11,795	CR Bard Inc	940,297
12,045	Edwards Lifesciences Corp †	730,288
62,290	Medtronic Inc	1,835,686
14,780	Meridian Bioscience Inc	267,814
10,960	ResMed Inc †	387,326
20,275	St Jude Medical Inc †	736,591
7,200	Stryker Corp	245,088

		9,379,938

Health Care Services — 7.5%
21,425	Almost Family Inc †	409,003
17,430	Amedisys Inc †	479,151
8,465	DaVita Inc †	372,037
25,100	Express Scripts Inc †	1,158,867
36,845	Medco Health Solutions Inc †	1,523,172

		3,942,230

Health Care Technology — 1.2%
14,890	Cerner Corp †	654,713

Life Sciences Tools & Services — 1.9%
15,900	ICON PLC, ADR †	256,785
25,505	QIAGEN NV †	407,060
8,970	Thermo Fisher Scientific Inc †	319,960

		983,805

Managed Health Care — 3.7%
10,910	Aetna Inc	265,440
45,587	UnitedHealth Group Inc	954,136
18,440	WellPoint Inc †	700,167

		1,919,743

Pharmaceuticals — 45.6%
86,110	Abbott Laboratories	4,107,447
8,520	Allergan Inc/United States	406,915
132,930	Bristol-Myers Squibb Co	2,913,826
47,805	Eli Lilly & Co	1,597,165
67,965	Johnson & Johnson	3,574,959
94,510	Merck & Co Inc/NJ	2,528,142
204,400	Pfizer Inc	2,783,928
79,250	Schering-Plough Corp	1,866,337
14,410	Teva Pharmaceutical Industries Ltd, ADR	649,171
25,425	Warner Chilcott Ltd, Class A †	267,471
9,165	Watson Pharmaceuticals Inc †	285,123
69,320	Wyeth	2,983,533

		23,964,017

Total Health Care		51,232,243

TOTAL COMMON STOCKS
(Cost $57,573,126)		51,232,243

INVESTMENT COMPANY SECURITY — 4.7%
(Cost $2,458,794)
2,458,794	Institutional Money Market Fund (d)	2,458,794

TOTAL INVESTMENTS
(Cost $60,031,920)(e)	102.3%	$53,691,037

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2009.

(b)	The Fund primarily invests in equity securities of U.S. and, to a lesser extent, foreign companies providing health care, medical services and medical products worldwide. By concentrating its investments, the Fund is subject to higher market risk and price volatility than funds with more broadly diversified investments. The value of stocks of health care and health care-related companies is particularly vulnerable to rapid changes in technology product cycles, government regulations and cost containment measures. In addition, adverse economic, business or political developments affecting the health care sector could have a major effect on the value of the Fund’s investments. As of March 31, 2009, more than 25% of the Fund’s net assets were invested in issuers in the pharmaceuticals industry. When the Fund concentrates its investments in an industry or group of industries, adverse market conditions within those industries may have a more significant impact on a Fund than they would on a fund that does not concentrate its investments.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies are translated into U.S. dollars. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines established by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund. The term “affiliated company” includes any company that is under common control with the Fund. At March 31, 2009, the Fund held the following security of an affiliated company:

	Value at	Purchased		Sold		Value at	Dividend	Realized
	06/30/08	Cost	Shares	Cost	Shares	03/31/09	Income	Gain/(Loss)

Institutional Money Market Fund	$634,344	$12,514,944	12,514,944	$10,690,494	10,690,494	$2,458,794	$5,940	—

(e)	At March 31, 2009, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $3,709,170, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $10,050,053 and net depreciation for financial reporting purposes was $6,340,883. At March 31, 2009, aggregate cost for financial reporting purposes was $60,031,920.

(f)	Fair Valuation Measurements: Effective July 1, 2008, the Munder Funds implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2009:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$53,691,037
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$53,691,037

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

Investments in
Securities

Balance as of 6/30/2008	$— *
Transfers in and/or out of Level 3	—
Net purchases/(sales)	—
Accrued discounts/(premiums)	—
Realized gains/(losses)	(330,613)
Change in unrealized appreciation/(depreciation)	330,613

Balance as of 3/31/2009	$—

*	Level 3 valuation inputs were used to value certain securities held by the Fund at zero.

ABBREVIATION:
ADR	— American Depositary Receipt

Item 2.  Controls and Procedures.
     (a) Within 90 days of the filing date of this Form N-Q, John S. Adams, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Adams and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
     (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3.  Exhibits.
     The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
MUNDER SERIES TRUST II

By:	/s/ John S. Adams

John S. Adams President and Principal Executive Officer

Date:	May 29, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Adams

John S. Adams President and Principal Executive Officer

Date:	May 29, 2009

By:	/s/ Peter K Hoglund

Peter K. Hoglund Vice President and Principal Financial Officer

Date:	May 29, 2009